Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Weighted average shares outstanding, diluted	3,926,398	17,893,462	4,024,430	17,893,462	15,737,185	12,860,378
Diluted net income per share	$ (0.05)	$ 0.09	$ (0.01)	$ 0.22	$ 0.36	$ 0.37
Class B Common Stock
Weighted average shares outstanding, diluted	3,190,560	4,500,528	3,841,930	4,500,528	4,500,528	4,534,875
Diluted net income per share	$ (0.05)	$ 0.09	$ (0.01)	$ 0.22	$ 0.36	$ 0.37